Long-Term Debt - Principal Repayments (Parenthetical) (Detail) (USD $)	1 Months Ended	12 Months Ended
	Mar. 31, 2010	Sep. 30, 2013	Sep. 30, 2012
Long Term Debt Maturities Repayments Of Principal [Line Items]
PIK notes issued and PIK Interest accrued		$ 322,286,000	$ 306,502,000
Face value of outstanding notes		310,000,000
Secured Notes and Warrants [Member]
Long Term Debt Maturities Repayments Of Principal [Line Items]
Amount originally issued	310,000,000
Increases in Secured Note principal (PIK Interest)	29,800,000
Face value of outstanding notes		329,788,000	323,293,000
Unamortized debt issue costs		10,250,000	19,483,000
Debt issue costs		7,700,000
Debt issuance third-party costs		13,500,000
Warrants not settleable in cash fair value disclosure		20,800,000
Maturity of debt		2014-11
Unsecured Notes [Member]
Long Term Debt Maturities Repayments Of Principal [Line Items]
Face value of outstanding notes		235,000,000	245,000,000
Unamortized debt issue costs		1,168,000	2,077,000
Debt issue costs		7,100,000
Maturity of debt		2015-02
Original Notes [Member]
Long Term Debt Maturities Repayments Of Principal [Line Items]
Face value of outstanding notes		310,000,000
PIK Notes [Member]
Long Term Debt Maturities Repayments Of Principal [Line Items]
PIK notes issued and PIK Interest accrued		19,800,000
PIK Interest [Member]
Long Term Debt Maturities Repayments Of Principal [Line Items]
PIK notes issued and PIK Interest accrued		$ 2,700,000